CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED FINANCIAL INFORMATION

The following is the parent company balance sheets:

	As of December 31,
	2023	2022
	USD	USD
	(Unaudited)	(Unaudited)
ASSETS
NON-CURRENT ASSETS
Investment in subsidiaries	$16,402,393	$19,451,811
TOTAL ASSETS	$16,402,393	$19,451,811

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022	—	—
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 shares issued and outstanding as of December 31, 2023 and 2022	1,806	1,806
Additional paid-in capital	19,586,674	18,919,658
Retained earnings	(2,925,533)	575,985
Accumulated other comprehensive (loss) gain	(260,554)	(45,638)
TOTAL SHAREHOLDERS’ EQUITY	16,402,393	19,451,811

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$16,402,393	$19,451,811

The following is the parent company statements of operations and comprehensive loss:

	For the Years Ended
	December 31,
	2023	2022	2021
	USD	USD	USD
	(Unaudited)	(Unaudited)	(Unaudited)
EQUITY LOSS	$(1,658,203)	$(1,538,363)	$(1,386,515)

NET LOSS	$(1,658,203)	$(1,538,363)	$(1,386,515)

COMPREHENSIVE LOSS
Net loss	$(1,658,203)	$(1,538,363)	$(1,386,515)
Foreign currency translation adjustments	(214,916)	(420,941)	52,289

COMPREHENSIVE LOSS	$(1,873,119)	$(1,959,304)	$(1,334,226)